TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Reconciliation of Beginning and Ending Balances of Unrecognized Tax Positions
	December 31,
	2012	2011

Balance at beginning of year	$5,792	$7,633

Decrease related to prior year tax positions, net	(1,244)	(1,841)

Balance at the end of year	$4,548	$5,792

Schedule of Deferred Income Taxes
		December 31,
		2012	2011
1.	Provided in respect of the following:

	Carryforward tax losses	$116,087	$120,253
	Temporary differences relating to property, equipment and intangibles	7,622	7,990
	Other	13,254	14,202

	Gross deferred tax assets	136,963	142,445

	Valuation allowance	(128,417)	(131,944)

	Net deferred tax assets	8,546	10,501

	Gross deferred tax liabilities
	Temporary differences relating to property, equipment and intangibles	(10,677)	(16,091)
	Other	(525)	(724)

		$(11,202)	$(16,815)

	Net deferred tax liabilities	$(2,656)	$(6,314)

	Domestic	$-	$-

	Foreign	(2,656)	(6,314)

		$(2,656)	$(6,314)
2.	Deferred taxes are included in the consolidated balance sheets, as follows:

	Current assets	$62	$55

	Non-current assets	-	-

	Current liabilities	(5)	(20)

	Non-current liabilities	(2,713)	(6,349)

		$(2,656)	$(6,314)

Reconciliation of Statutory Tax Rate to Effective Tax Rate
	Year ended December 31,
	2012	2011	2010
Loss before taxes, as reported in the consolidated statements of operations	$(25,054)	$(6,193)	$30,630

Statutory tax rate	25%	24%	25%

Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$(6,264)	$(1,486)	$7,660
Currency differences	(713)	1,673	(394)
Tax adjustment in respect of different tax rates and "Approved Enterprise" status	(3,177)	(2,647)	(568)
Changes in valuation allowance	(3,527)	(11,156)	1,784
Taxes in respect of prior years	835	(513)	(416)
Stock compensation relating to options per ASC 718	331	292	247
Changes in valuation allowance related to Capital gains	(713)	(1,428)	(10,020)
Forfeiture of carry forward tax losses	2,551	8,281	-
Wavestream goodwill impairment and earn out reversal, net	8,831	5,851	-
Nondeductible expenses related to acquisitions	-	-	1,472
Nondeductible expenses and other differences	(16)	790	246

	$(1,862)	$(343)	$11

Schedule of Taxes on Income

	Year ended December 31,
	2012	2011	2010

Current year	$959	$612	$677
Prior years	835	(513)	(416)
Deferred income taxes	(3,656)	(442)	(250)

	$(1,862)	$(343)	$11

Domestic	$1,471	$66	$31
Foreign	(3,333)	(409)	(20)

	$(1,862)	$(343)	$11

Schedule of Income (Loss) Before Taxes on Income
	Year ended December 31,
	2012	2011	2010

Domestic	$1,644	$4,294	$40,680
Foreign	(26,698)	(10,487)	(10,050)

	$(25,054)	$(6,193)	$30,630